Debt issues - Movement Reconciliation (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019		Sep. 30, 2018
Movement Reconciliation
Balance at beginning		$ 172,596	[1]	$ 168,356
Issuances		61,484		59,456
Maturities, repayments, buy backs and reductions		(63,313)		(64,698)
Total cash movements		(1,829)		(5,242)
Foreign exchange translation impact		6,713		11,022
Fair value adjustments		317		(244)
Fair value hedge accounting adjustments		3,512		(1,313)
Other (amortisation of bond issue costs, etc.)		148		17
Total non-cash movements		10,690		9,482
Balance at ending	[1]	181,457		172,596
Parent Entity
Movement Reconciliation
Balance at beginning		152,288	[1]	144,116
Issuances		50,375		57,440
Maturities, repayments, buy backs and reductions		(56,347)		(58,005)
Total cash movements		(5,972)		(565)
Foreign exchange translation impact		6,514		10,252
Fair value adjustments		318		(240)
Fair value hedge accounting adjustments		3,376		(1,288)
Other (amortisation of bond issue costs, etc.)		150		13
Total non-cash movements		10,358		8,737
Balance at ending	[1]	$ 156,674		$ 152,288

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.